Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 577,348	$ 493,565	$ 281,393
Cost of revenue	399,726	370,480	342,664
Gross profit (loss)	177,622	123,085	(61,271)
Operating expenses:
General and administrative	8,478,017	374,569	428,862
Sales and marketing	957,522	110,380	181,460
Research and development	466,689	311,851	250,316
Total operating expenses	9,902,228	796,800	860,638
Loss from operations	(9,724,606)	(673,715)	(921,909)
Finance expense
Accretion expense	(139,974)	(92,375)	(45,069)
Government grant – research and development	298,997	224,134	151,015
Government grant – below market financing	51,410	92,774
Interest expense	(199,197)	(176,417)	(156,867)
Gain on debt extinguishment		8,214
Other income	43,011	30,490	15,775
Acquisition expense	(2,019,739)
Total other income (expenses)	(1,965,492)	86,820	(35,146)
Income before income tax	(11,690,098)	(586,895)	(957,055)
Income taxes provision
Net loss	(11,690,098)	(586,895)	(957,055)
Foreign currency translation	204,969	(224,656)	22,166
Comprehensive loss	$ (11,485,129)	$ (811,551)	$ (934,889)
Basic and dilutive loss per ordinary share (in Dollars per share)	$ (1.62)	$ (0.1)	$ (0.17)
Weighted average number of ordinary shares outstanding (in Shares)	7,210,889	5,607,243	5,607,243